Non-current receivables - Narrative (Details) - T	Jun. 07, 2022	Apr. 26, 2022
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of voting equity interests acquired	50.00%
Vessels | Suezmax Bari
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity		159,186